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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-09913
AIM Counselor Series Trust (Invesco Counselor Series Trust)*

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 2500 Houston, Texas	77046

(Address of principal executive offices)	(Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 11/30
Date of reporting period: 5/31/10
*	The Fund included is: Invesco Van Kampen Growth and Income Fund.

Item 1. Reports to Stockholders.

Invesco Van Kampen Growth and Income Fund
Semiannual Report to Shareholders
May 31, 2010
Formerly Van Kampen Growth and Income Fund

2	Letter to Shareholders
3	Fund Performance
6	Portfolio of Investments
13	Financial Statements
16	Financial Highlights
21	Notes to Financial Statements
28	Fund Expenses
30	Approval of Investment Advisory and Sub-Advisory Agreements
34	Results of Proxy

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.
NOT FDIC INSURED  | MAY LOSE VALUE  | NO BANK GUARANTEE

Letters to Shareholders
     Philip Taylor
Dear Shareholders:
I’m pleased to present this report on your Fund’s performance for the six months ended May 31, 2010. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of Invesco’s June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco Funds family.
     At Invesco, we are committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. Near the end of this letter, I’ve provided the number to call if you have specific questions about your account; I’ve also provided my email address so you can send a general Invesco-related question or comment to me directly.
Welcome to Invesco
If your Invesco account is directly registered with us, you should have already received a shareholder guide titled, “Welcome to Invesco.” If you didn’t receive a copy, an electronic version is available at invesco.com/us. This comprehensive guide answers many frequently asked questions, outlines the services we offer and explains how to contact us. It also includes important information about how you can contribute to your account or redeem your shares, how you can track the progress of your investments, how to read your quarterly statements, and more. Of course, whether you hold your account with Invesco or with a brokerage firm, your financial adviser is your best resource and should be able to answer any questions you have.
     Remember that while some things have changed — such as the name of your Fund -the important things have not. For example, you’ll continue to work with the same financial adviser with whom you’ve worked in the past, and your fund’s strategy and investment objective are unchanged.
Taking our business forward
I believe the integration of Morgan Stanley’s retail asset management business into Invesco offers great benefits to you. The combination will allow us to better serve you through:
▪	A continued commitment to investment excellence.

▪	Greater breadth and depth of investment capabilities.

▪	Organizational strength that allows us to pursue efficiencies.
     Short-term market conditions can change from time to time, sometimes suddenly. But regardless of market trends, our commitment to putting you first, helping you achieve your financial objectives and providing you with excellent customer service will not.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     I want to thank our existing Invesco clients for placing your faith in us. And I want to welcome our new Invesco clients: We look forward to serving your needs in the years ahead. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco
2           Invesco Van Kampen Growth and Income Fund

Fund Performance
Performance summary
Fund vs. Indexes
Cumulative total returns, 11/30/09 to 5/31/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	-1.27%
Class B Shares	-1.38
Class C Shares	-1.65
Class R Shares	-1.45
Class Y Shares*	-1.21
Russell 1000 Value Index▼ (Broad Market/Style-Specific Index)	2.32

*	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.

▼	Lipper Inc.
The Russell 1000 Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the indexes.
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group reflects fund expenses; performance of a market index does not.
3           Invesco Van Kampen Growth and Income Fund

Fund Performance
Average Annual Total Returns
As of 5/31/10, including maximum applicable sales charges

Class A Shares
Inception (8/1/46)	9.16%
10 Years	2.76
5 Years	0.12
1 Year	15.41

Class B Shares
Inception (8/2/93)	8.49%
10 Years	2.90
5 Years	0.82
1 Year	16.99

Class C Shares
Inception (8/2/93)	8.09%
10 Years	2.60
5 Years	0.52
1 Year	20.18

Class R Shares
Inception (10/1/02)	6.43%
5 Years	1.00
1 Year	21.78

Class Y Shares*
Inception (10/19/04)	3.52%
5 Years	1.51
1 Year	22.38

*	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.
Average Annual Total Returns
As of 3/31/10, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares
Inception (8/1/46)	9.34%
10 Years	3.79
5 Years	2.23
1 Year	45.11

Class B Shares
Inception (8/2/93)	9.17%
10 Years	3.92
5 Years	2.93
1 Year	48.62

Class C Shares
Inception (8/2/93)	8.77%
10 Years	3.63
5 Years	2.64
1 Year	51.47

Class R Shares
Inception (10/1/02)	7.89%
5 Years	3.14
1 Year	53.23

Class Y Shares*
Inception (10/19/04)	5.36%
5 Years	3.66
1 Year	53.91

*	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.
The returns shown are those of the Class A, Class B, Class C, Class R and Class I shares of the predecessor fund, which was not offered by the Fund. The predecessor fund was advised by Van Kampen Asset Management. On June 1, 2010, Class A, Class B, Class C, Class R and Class I shares of the predecessor fund were reorganized into Class A, Class B, Class C, Class R and Class Y shares of the Fund, respectively. Class A, Class B, Class C, Class R and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that
4           Invesco Van Kampen Growth and Income Fund

you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the issue date of this report for Class A, Class B, Class C, Class R and Class Y shares was 0.88%, 1.63%, 1.63%, 1.13% and 0.63%, respectively. The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the issue date of this report for Class A, Class B, Class C, Class R and Class Y shares was 0.89%, 1.64%, 1.64%, 1.14% and 0.64%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R and Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
5           Invesco Van Kampen Growth and Income Fund

Invesco Van Kampen Growth and Income Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)

	Number of
Description	Shares	Value

Common Stocks 97.5%
Aerospace & Defense 0.5%
General Dynamics Corp.	479,800	$32,578,420

Air Freight & Logistics 0.8%
FedEx Corp.	593,800	49,576,362

Apparel Retail 1.0%
Gap, Inc.	2,853,800	62,212,840

Application Software 0.7%
Amdocs Ltd. (Guernsey) (a)	1,590,200	45,320,700

Asset Management & Custody Banks 1.5%
Janus Capital Group, Inc.	2,922,800	31,157,048
State Street Corp.	1,595,500	60,900,235

		92,057,283

Automobile Manufacturers 0.6%
Ford Motor Co. (a)	3,474,200	40,752,366

Biotechnology 1.1%
Genzyme Corp. (a)	1,379,000	67,088,350

Broadcasting & Cable TV 1.6%
Comcast Corp., Class A	5,746,468	103,953,606

Broadcasting—Diversified 1.2%
Time Warner Cable, Inc.	1,449,086	79,308,477

Communications Equipment 1.4%
Cisco Systems, Inc. (a)	3,940,900	91,271,244

Computer Hardware 2.8%
Dell, Inc. (a)	4,596,596	61,272,625
Hewlett-Packard Co.	2,549,500	117,302,495

		178,575,120

Consumer Electronics 1.1%
Sony Corp.—ADR (Japan)	2,288,200	70,430,796

Data Processing & Outsourced Services 0.6%
Western Union Co.	2,323,200	37,078,272

Diversified Banks 1.8%
U.S. Bancorp	1,583,800	37,947,848
Wells Fargo & Co.	2,595,400	74,462,026

		112,409,874

6        Invesco Van Kampen Growth and Income Fund
See Notes to Financial Statements

Invesco Van Kampen Growth and Income Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

	Number of
Description	Shares	Value

Diversified Chemicals 2.8%
Bayer AG—ADR (Germany)	1,108,500	$62,168,892
Dow Chemical Co.	2,619,200	70,482,672
PPG Industries, Inc.	692,200	44,349,254

		177,000,818

Diversified Commercial & Professional Services 0.6%
Cintas Corp.	1,369,500	35,607,000

Diversified Metals & Mining 0.7%
Freeport-McMoRan Copper & Gold, Inc.	613,500	42,975,675

Drug Retail 0.9%
Walgreen Co.	1,762,300	56,464,092

Electric Utilities 4.0%
American Electric Power Co., Inc.	3,977,855	127,132,246
Edison International, Inc.	854,400	27,648,384
Entergy Corp.	661,881	49,687,406
FirstEnergy Corp.	1,421,100	50,036,931

		254,504,967

Food Distributors 1.1%
Sysco Corp.	2,423,300	72,238,573

Health Care Distributors 0.7%
Cardinal Health, Inc.	1,245,700	42,964,193

Health Care Equipment 1.3%
Covidien PLC (Ireland)	1,931,275	81,866,747

Home Improvement Retail 2.1%
Home Depot, Inc.	3,882,100	131,447,906

Human Resource & Employment Services 1.0%
Manpower, Inc.	769,810	35,188,015
Robert Half International, Inc.	1,192,000	30,145,680

		65,333,695

Hypermarkets & Super Centers 2.0%
Wal-Mart Stores, Inc.	2,458,200	124,286,592

Industrial Conglomerates 5.6%
General Electric Co.	12,289,300	200,930,055
Siemens AG—ADR (Germany)	712,100	63,754,313
Tyco International Ltd. (Switzerland)	2,553,075	92,395,784

		357,080,152

7        Invesco Van Kampen Growth and Income Fund
See Notes to Financial Statements

Invesco Van Kampen Growth and Income Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

	Number of
Description	Shares	Value

Industrial Machinery 2.5%
Dover Corp.	1,653,600	$74,230,104
Ingersoll-Rand PLC (Ireland)	2,261,310	84,369,476

		158,599,580

Insurance Brokers 3.0%
Marsh & McLennan Cos., Inc.	8,579,400	187,116,714

Integrated Oil & Gas 7.9%
BP PLC—ADR (United Kingdom)	1,334,400	57,312,480
ConocoPhillips	1,054,780	54,700,891
Exxon Mobil Corp.	1,029,200	62,225,432
Hess Corp.	1,110,100	59,057,320
Occidental Petroleum Corp.	1,865,800	153,947,158
Royal Dutch Shell PLC, Class A—ADR (United Kingdom)	2,125,500	111,376,200

		498,619,481

Integrated Telecommunication Services 0.9%
Verizon Communications, Inc.	2,088,514	57,475,905

Internet Software & Services 3.3%
eBay, Inc. (a)	6,895,400	147,630,514
Yahoo!, Inc. (a)	4,007,100	61,468,914

		209,099,428

Investment Banking & Brokerage 1.3%
Charles Schwab Corp.	5,182,800	84,686,952

Life & Health Insurance 0.6%
Principal Financial Group, Inc.	1,418,000	38,555,420

Managed Health Care 1.3%
UnitedHealth Group, Inc.	2,843,100	82,648,917

Motorcycle Manufacturers 0.6%
Harley-Davidson, Inc.	1,355,900	40,961,739

Movies & Entertainment 4.8%
Time Warner, Inc.	3,901,600	120,910,584
Viacom, Inc., Class B (a)	5,527,100	185,765,831

		306,676,415

Office Services & Supplies 0.6%
Avery Dennison Corp.	1,099,600	37,584,328

Oil & Gas Equipment & Services 1.2%
Schlumberger Ltd. (Netherlands Antilles)	1,308,740	73,485,751

8        Invesco Van Kampen Growth and Income Fund
See Notes to Financial Statements

Invesco Van Kampen Growth and Income Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

	Number of
Description	Shares	Value

Oil & Gas Exploration & Production 3.5%
Anadarko Petroleum Corp.	2,519,000	$131,819,270
Devon Energy Corp.	962,700	61,468,395
Noble Energy, Inc.	454,200	27,020,358

		220,308,023

Other Diversified Financial Services 8.2%
Bank of America Corp.	9,785,400	154,022,196
Citigroup, Inc. (a)	14,826,400	58,712,544
JPMorgan Chase & Co.	7,716,682	305,426,274

		518,161,014

Packaged Foods & Meats 2.8%
Kraft Foods, Inc., Class A	4,728,100	135,223,660
Unilever NV (Netherlands)	1,580,200	43,155,262

		178,378,922

Personal Products 0.2%
Avon Products, Inc.	599,400	15,878,106

Pharmaceuticals 6.3%
Abbott Laboratories	980,000	46,608,800
Bristol-Myers Squibb Co.	4,577,900	106,253,059
Merck & Co., Inc.	2,820,671	95,028,406
Pfizer, Inc.	5,809,600	88,480,208
Roche Holdings, Inc.—ADR (Switzerland)	1,815,400	62,463,376

		398,833,849

Property & Casualty Insurance 1.1%
Chubb Corp.	1,438,500	72,270,240

Regional Banks 4.0%
BB&T Corp.	1,999,600	60,467,904
Fifth Third Bancorp	3,598,500	46,744,515
PNC Financial Services Group, Inc.	2,290,000	143,697,500

		250,909,919

Semiconductor Equipment 0.5%
Lam Research Corp. (a)	888,309	33,631,379

Semiconductors 1.2%
Intel Corp.	3,609,800	77,321,916

Soft Drinks 0.8%
Coca-Cola Co.	939,200	48,274,880

9        Invesco Van Kampen Growth and Income Fund
See Notes to Financial Statements

Invesco Van Kampen Growth and Income Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

	Number of
Description	Shares	Value

Wireless Telecommunication Services 1.4%
Vodafone Group PLC—ADR (United Kingdom)	4,267,900	$85,784,790

Total Long-Term Investments 97.5% (Cost $6,076,537,940)		6,179,647,788

Repurchase Agreements 2.4%
Banc of America Securities ($59,202,406 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.19%, dated 05/28/10, to be sold on 06/01/10 at $59,203,655)		59,202,406
JPMorgan Chase & Co. ($90,861,446 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.19%, dated 05/28/10, to be sold on 06/01/10 at $90,863,364)		90,861,446
State Street Bank & Trust Co. ($5,971,148 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.01%, dated 05/28/10, to be sold on 06/01/10 at $5,971,155)		5,971,148

Total Repurchase Agreements 2.4% (Cost $156,035,000)		156,035,000

Total Investments 99.9% (Cost $6,232,572,940)		6,335,682,788

Other Assets in Excess of Liabilities 0.1%		3,772,263

Net Assets 100.0%		$6,339,455,051

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

ADR—American Depositary Receipt

10        Invesco Van Kampen Growth and Income Fund
See Notes to Financial Statements

Invesco Van Kampen Growth and Income Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Top 10 Holdings as of 5/31/10 (Unaudited)

JPMorgan Chase & Co.	4.8%
General Electric Co.	3.2
Marsh & McLennan Cos., Inc.	3.0
Viacom, Inc., Class B	2.9
Bank of America Corp.	2.4
Occidental Petroleum Corp.	2.4
eBay, Inc.	2.3
PNC Financial Services Group, Inc.	2.3
Kraft Foods, Inc., Class A	2.1
Anadarko Petroleum Corp.	2.1

Summary of Investments by Industry Classification as of 5/31/10 (Unaudited)

Other Diversified Financial Services	8.2%
Integrated Oil & Gas	7.9
Pharmaceuticals	6.3
Industrial Conglomerates	5.6
Movies & Entertainment	4.8
Electric Utilities	4.0
Regional Banks	4.0
Oil & Gas Exploration & Production	3.5
Internet Software & Services	3.3
Insurance Brokers	3.0
Computer Hardware	2.8
Packaged Foods & Meats	2.8
Diversified Chemicals	2.8
Industrial Machinery	2.5
Home Improvement Retail	2.1
Hypermarkets & Super Centers	2.0
Diversified Banks	1.8
Broadcasting & Cable TV	1.6
Asset Management & Custody Banks	1.5
Communications Equipment	1.4
Wireless Telecommunication Services	1.4
Investment Banking & Brokerage	1.3
Managed Health Care	1.3
Health Care Equipment	1.3
Broadcasting—Diversified	1.2
Semiconductors	1.2
Oil & Gas Equipment & Services	1.2
Property & Casualty Insurance	1.1
Food Distributors	1.1
Consumer Electronics	1.1
Biotechnology	1.1
Human Resource & Employment Services	1.0
Apparel Retail	1.0
Integrated Telecommunication Services	0.9
Drug Retail	0.9

11        Invesco Van Kampen Growth and Income Fund
See Notes to Financial Statements

Invesco Van Kampen Growth and Income Fund
Portfolio of Investments  ■  May 31, 2010 (Unaudited)  continued

Summary of Investments by Industry Classification as of 5/31/10 (Unaudited)  continued

Air Freight & Logistics	0.8%
Soft Drinks	0.8
Application Software	0.7
Diversified Metals & Mining	0.7
Health Care Distributors	0.7
Motorcycle Manufacturers	0.6
Automobile Manufacturers	0.6
Life & Health Insurance	0.6
Office Services & Supplies	0.6
Data Processing & Outsourced Services	0.6
Diversified Commercial & Professional Services	0.6
Semiconductor Equipment	0.5
Aerospace & Defense	0.5
Personal Products	0.2

Total Long-Term Investments	97.5
Repurchase Agreements	2.4

Total Investments	99.9
Other Assets in Excess of Liabilities	0.1

Net Assets	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below. (See Note 1(B) in the Notes to Financial Statements for further information regarding fair value measurements.)

The following is a summary of the inputs used as of May 31, 2010 in valuing the Fund’s investments carried at value.

	Level 1	Level 2	Level 3
			Significant
		Other Significant	Unobservable
Investments	Quoted Prices	Observable Events	Inputs	Total

Investments in an Asset Position
Common Stocks	$6,055,015,520	$124,632,268	$—	$6,179,647,788
Repurchase Agreements	—	156,035,000	—	156,035,000

Total Investments in an Asset Position	$6,055,015,520	$280,667,268	$—	$6,335,682,788

12        Invesco Van Kampen Growth and Income Fund
See Notes to Financial Statements

Invesco Van Kampen Growth and Income Fund
Financial Statements

Statement of Assets and Liabilities
May 31, 2010 (Unaudited)

Assets:
Total Investments (Cost $6,232,572,940)	$6,335,682,788
Cash	838,323
Receivables:
Dividends	14,927,417
Fund Shares Sold	8,184,172
Interest	3,175
Other	4,674

Total Assets	6,359,640,549

Liabilities:
Payables:
Investments Purchased	11,213,241
Fund Shares Repurchased	3,908,582
Investment Advisory Fee	1,984,251
Distributor and Affiliates	1,662,772
Accrued Expenses	1,416,652

Total Liabilities	20,185,498

Net Assets	$6,339,455,051

Net Assets Consist of:
Capital (Par value of $0.01 per share with an unlimited number of shares authorized)	$7,051,146,318
Net Unrealized Appreciation	103,109,848
Accumulated Undistributed Net Investment Income	4,709,723
Accumulated Net Realized Loss	(819,510,838)

Net Assets	$6,339,455,051

Maximum Offering Price Per Share:
Class A Shares:
Net asset value and redemption price per share (Based on net assets of $4,394,367,407 and 260,819,128 shares of beneficial interest issued and outstanding)	$16.85
Maximum sales charge (5.75%* of offering price)	1.03

Maximum offering price to public	$17.88

Class B Shares:
Net asset value and offering price per share (Based on net assets of $265,722,863 and 15,905,260 shares of beneficial interest issued and outstanding)	$16.71

Class C Shares:
Net asset value and offering price per share (Based on net assets of $295,015,197 and 17,678,418 shares of beneficial interest issued and outstanding)	$16.69

Class R Shares:
Net asset value and offering price per share (Based on net assets of $118,931,653 and 7,057,742 shares of beneficial interest issued and outstanding)	$16.85

Class Y Shares:
Net asset value and offering price per share (Based on net assets of $1,265,417,931 and 75,044,399 shares of beneficial interest issued and outstanding)	$16.86

*	On sales of $50,000 or more, the sales charge will be reduced.

13        Invesco Van Kampen Growth and Income Fund
See Notes to Financial Statements

Invesco Van Kampen Growth and Income Fund
Financial Statements  continued

Statement of Operations
For the Six Months Ended May 31, 2010 (Unaudited)

Investment Income:
Dividends (Net of foreign withholding taxes of $464,623)	$66,903,787
Interest	132,880

Total Income	67,036,667

Expenses:
Investment Advisory Fee	11,691,295
Distribution (12b-1) and Service Fees
Class A	5,736,385
Class B	631,139
Class C	1,587,521
Class R	290,318
Transfer Agent Fees	2,416,660
Reports to Shareholders	712,046
Accounting and Administrative Expenses	434,813
Trustees’ Fees and Related Expenses	131,916
Custody	102,385
Registration Fees	68,191
Professional Fees	60,966
Other	93,004

Total Expenses	23,956,639
Less Credits Earned on Cash Balances	87

Net Expenses	23,956,552

Net Investment Income	$43,080,115

Realized and Unrealized Gain/Loss:
Net Realized Gain	$152,395,908

Unrealized Appreciation/Depreciation:
Beginning of the Period	385,853,867
End of the Period	103,109,848

Net Unrealized Depreciation During the Period	(282,744,019)

Net Realized and Unrealized Loss	$(130,348,111)

Net Decrease in Net Assets From Operations	$(87,267,996)

14        Invesco Van Kampen Growth and Income Fund
See Notes to Financial Statements

Invesco Van Kampen Growth and Income Fund
Financial Statements  continued

Statements of Changes in Net Assets  (Unaudited)

	For The Six	For The
	Months Ended	Year Ended
	May 31, 2010	November 30, 2009

From Investment Activities:
Operations:
Net Investment Income	$43,080,115	$87,509,634
Net Realized Gain/Loss	152,395,908	(393,154,825)
Net Unrealized Appreciation/Depreciation During the Period	(282,744,019)	1,496,446,937

Change in Net Assets from Operations	(87,267,996)	1,190,801,746

Distributions from Net Investment Income:
Class A Shares	(32,837,577)	(70,464,829)
Class B Shares	(2,134,579)	(5,807,436)
Class C Shares	(1,125,574)	(3,052,534)
Class R Shares	(676,367)	(1,240,399)
Class Y Shares	(10,156,823)	(16,453,885)

Total Distributions	(46,930,920)	(97,019,083)

Net Change in Net Assets from Investment Activities	(134,198,916)	1,093,782,663

From Capital Transactions:
Proceeds from Shares Sold	902,498,084	1,294,667,962
Net Asset Value of Shares Issued Through Dividend Reinvestment	42,735,500	88,094,309
Cost of Shares Repurchased	(807,662,433)	(2,145,677,561)

Net Change in Net Assets from Capital Transactions	137,571,151	(762,915,290)

Total Increase in Net Assets	3,372,235	330,867,373

Net Assets:
Beginning of the Period	6,336,082,816	6,005,215,443

End of the Period (Including accumulated undistributed net investment income of $4,709,723 and $8,560,528, respectively)	$6,339,455,051	$6,336,082,816

15        Invesco Van Kampen Growth and Income Fund
See Notes to Financial Statements

Invesco Van Kampen Growth and Income Fund
Financial Highlights  (Unaudited)

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months
	Ended
	May 31,	Year Ended November 30,
Class A Shares	2010	2009	2008	2007	2006	2005

Net Asset Value, Beginning of the Period	$17.19	$13.87	$22.72	$22.62	$21.72	$19.55

Net Investment Income (a)	0.12	0.23	0.33	0.36	0.35	0.26
Net Realized and Unrealized Gain/Loss	(0.33)	3.34	(7.86)	1.21	2.43	2.38

Total from Investment Operations	(0.21)	3.57	(7.53)	1.57	2.78	2.64

Less:
Distributions from Net Investment Income	0.13	0.25	0.37	0.39	0.31	0.25
Distributions from Net Realized Gain	-0-	-0-	0.95	1.08	1.57	0.22

Total Distributions	0.13	0.25	1.32	1.47	1.88	0.47

Net Asset Value, End of the Period	$16.85	$17.19	$13.87	$22.72	$22.62	$21.72

Total Return (b)	–1.27% *	26.24%	–35.05%	7.26%	13.76%	13.74%
Net Assets at End of the Period (In millions)	$4,394.4	$4,496.2	$4,416.1	$7,793.4	$7,711.9	$6,439.4
Ratio of Expenses to Average Net Assets	0.73%	0.88%	0.79%	0.77%	0.79%	0.80%
Ratio of Net Investment Income to Average Net Assets	1.31%	1.58%	1.78%	1.58%	1.66%	1.27%
Portfolio Turnover	13% *	51%	42%	26%	30%	43%

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Non-Annualized

16        Invesco Van Kampen Growth and Income Fund
See Notes to Financial Statements

Invesco Van Kampen Growth and Income Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months
	Ended
	May 31,		Year Ended November 30,
Class B Shares	2010		2009		2008		2007		2006		2005

Net Asset Value, Beginning of the Period	$17.05		$13.76		$22.57		$22.47		$21.52		$19.37

Net Investment Income (a)	0.10		0.22		0.32		0.34		0.34		0.10
Net Realized and Unrealized Gain/Loss	(0.32)		3.32		(7.81)		1.20		2.41		2.37

Total from Investment Operations	(0.22)		3.54		(7.49)		1.54		2.75		2.47

Less:
Distributions from Net Investment Income	0.12		0.25		0.37		0.36		0.23		0.10
Distributions from Net Realized Gain	-0-		-0-		0.95		1.08		1.57		0.22

Total Distributions	0.12		0.25		1.32		1.44		1.80		0.32

Net Asset Value, End of the Period	$16.71		$17.05		$13.76		$22.57		$22.47		$21.52

Total Return (b)	–1.38%(c	)*	26.32%	(c)	–35.09%	(c)	7.18%	(c)	13.70%	(c)	12.93%
Net Assets at End of the Period (In millions)	$265.7		$320.6		$365.3		$777.6		$869.9		$916.6
Ratio of Expenses to Average Net Assets	0.89%(c	)	0.89%	(c)	0.84%	(c)	0.85%	(c)	0.84%	(c)	1.56%
Ratio of Net Investment Income to Average Net Assets	1.15%(c	)	1.59%	(c)	1.72%	(c)	1.50%	(c)	1.60%	(c)	0.50%
Portfolio Turnover	13%	*	51%		42%		26%		30%		43%

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See Note 5 in the Notes to Financial Statements).

*	Non-Annualized

17        Invesco Van Kampen Growth and Income Fund
See Notes to Financial Statements

Invesco Van Kampen Growth and Income Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months
	Ended
	May 31,		Year Ended November 30,
Class C Shares	2010		2009		2008		2007		2006	2005

Net Asset Value, Beginning of the Period	$17.03		$13.74		$22.53		$22.43		$21.56	$19.41

Net Investment Income (a)	0.05		0.12		0.20		0.20		0.19	0.10
Net Realized and Unrealized Gain/Loss	(0.33)		3.32		(7.81)		1.21		2.41	2.37

Total from Investment Operations	(0.28)		3.44		(7.61)		1.41		2.60	2.47

Less:
Distributions from Net Investment Income	0.06		0.15		0.23		0.23		0.16	0.10
Distributions from Net Realized Gain	-0-		-0-		0.95		1.08		1.57	0.22

Total Distributions	0.06		0.15		1.18		1.31		1.73	0.32

Net Asset Value, End of the Period	$16.69		$17.03		$13.74		$22.53		$22.43	$21.56

Total Return (b)	–1.65%(c	)*	25.36%	(c)	–35.54%	(c)	6.53%	(c)	12.88%	12.90%
Net Assets at End of the Period (In millions)	$295.0		$316.3		$301.3		$591.0		$620.6	$557.2
Ratio of Expenses to Average Net Assets	1.48%(c	)	1.62%	(c)	1.51%	(c)	1.48%	(c)	1.54%	1.56%
Ratio of Net Investment Income to Average Net Assets	0.56%(c	)	0.84%	(c)	1.06%	(c)	0.87%	(c)	0.91%	0.51%
Portfolio Turnover	13%	*	51%		42%		26%		30%	43%

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect actual 12b-1 fees of less than 1% (See Note 5 in the Notes to Financial Statements).

*	Non-Annualized

18        Invesco Van Kampen Growth and Income Fund
See Notes to Financial Statements

Invesco Van Kampen Growth and Income Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months
	Ended
	May 31,	Year Ended November 30,
Class R Shares	2010	2009	2008	2007	2006	2005

Net Asset Value, Beginning of the Period	$17.19	$13.87	$22.73	$22.62	$21.72	$19.55

Net Investment Income (a)	0.09	0.18	0.29	0.30	0.31	0.21
Net Realized and Unrealized Gain/Loss	(0.33)	3.35	(7.88)	1.22	2.42	2.38

Total from Investment Operations	(0.24)	3.53	(7.59)	1.52	2.73	2.59

Less:
Distributions from Net Investment Income	0.10	0.21	0.32	0.33	0.26	0.20
Distributions from Net Realized Gain	-0-	-0-	0.95	1.08	1.57	0.22

Total Distributions	0.10	0.21	1.27	1.41	1.83	0.42

Net Asset Value, End of the Period	$16.85	$17.19	$13.87	$22.73	$22.62	$21.72

Total Return (b)	–1.45% *	26.00%	–35.25%	7.03%	13.48%	13.46%
Net Assets at End of the Period (In millions)	$118.9	$107.4	$78.5	$140.2	$128.5	$45.1
Ratio of Expenses to Average Net Assets	0.98%	1.13%	1.04%	1.02%	1.04%	1.05%
Ratio of Net Investment Income to Average Net Assets	1.06%	1.29%	1.53%	1.33%	1.46%	1.02%
Portfolio Turnover	13% *	51%	42%	26%	30%	43%

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to 0.50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Non-Annualized

19        Invesco Van Kampen Growth and Income Fund
See Notes to Financial Statements

Invesco Van Kampen Growth and Income Fund
Financial Highlights  (Unaudited)  continued

The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Six Months
	Ended
	May 31,	Year Ended November 30,
Class Y Shares^	2010	2009	2008	2007	2006	2005

Net Asset Value, Beginning of the Period	$17.21	$13.88	$22.74	$22.63	$21.73	$19.55

Net Investment Income (a)	0.14	0.26	0.38	0.41	0.41	0.28
Net Realized and Unrealized Gain/Loss	(0.34)	3.35	(7.87)	1.23	2.43	2.42

Total from Investment Operations	(0.20)	3.61	(7.49)	1.64	2.84	2.70

Less:
Distributions from Net Investment Income	0.15	0.28	0.42	0.45	0.37	0.30
Distributions from Net Realized Gain	-0-	-0-	0.95	1.08	1.57	0.22

Total Distributions	0.15	0.28	1.37	1.53	1.94	0.52

Net Asset Value, End of the Period	$16.86	$17.21	$13.88	$22.74	$22.63	$21.73

Total Return (b)	–1.21% *	26.60%	–34.90%	7.57%	13.98%	14.11%
Net Assets at End of the Period (In millions)	$1,265.4	$1,095.7	$844.1	$1,185.3	$881.2	$781.6
Ratio of Expenses to Average Net Assets	0.48%	0.63%	0.54%	0.52%	0.54%	0.57%
Ratio of Net Investment Income to Average Net Assets	1.57%	1.81%	2.04%	1.83%	1.92%	1.41%
Portfolio Turnover	13% *	51%	42%	26%	30%	43%

(a)	Based on average shares outstanding.

(b)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Non-Annualized

^	On June 1, 2010, the Fund’s former Class I Shares were reorganized into Class Y Shares.

20        Invesco Van Kampen Growth and Income Fund
See Notes to Financial Statements

Invesco Van Kampen Growth and Income Fund
Notes to Financial Statements  ■  May 31, 2010 (Unaudited)

1. Significant Accounting Policies
Invesco Van Kampen Growth and Income Fund (the “Fund”), formerly known as Van Kampen Growth and Income Fund, is an investment portfolio of AIM Counselor Series Trust (Invesco Counselor Series Trust), a Delaware statutory trust (“Trust”), and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to seek income and long-term growth of capital. The Fund commenced investment operations on August 1, 1946. The Fund offers Class A Shares, Class B Shares, Class C Shares, Class R Shares and Class Y Shares. On June 1, 2010, the Funds’s former Class I Shares were reorganized into Class Y Shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, the allocation of class-specific expenses and voting rights on matters affecting a single class.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codificationtm (ASC) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The ASC supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The ASC did not change GAAP but rather organized it into a hierarchy where all guidance within the ASC carries an equal level of authority. The ASC became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Fund appropriately updated relevant GAAP references to reflect the new ASC.

A. Security Valuation Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which

21        Invesco Van Kampen Growth and Income Fund

Invesco Van Kampen Growth and Income Fund
Notes to Financial Statements  ■  May 31, 2010 (Unaudited)  continued

they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

B. Fair Value Measurements FASB ASC 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments
Level 2—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

C. Security Transactions Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the “Adviser”) or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

D. Income and Expenses Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

22        Invesco Van Kampen Growth and Income Fund

Invesco Van Kampen Growth and Income Fund
Notes to Financial Statements  ■  May 31, 2010 (Unaudited)  continued

E. Federal Income Taxes It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in “Interest Expense” and penalties in “Other” expenses on the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service. Generally, each of the tax years in the four year period ended November 30, 2009, remains subject to examination by taxing authorities.
The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At November 30, 2009, the Fund had an accumulated capital loss carry forward for tax purposes of $958,065,871, which will expire according to the following schedule:

Amount	Expiration

$210,768,209	November 30, 2016
747,297,662	November 30, 2017

At May 31, 2010, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes	$6,244,783,105

Gross tax unrealized appreciation	$667,579,876
Gross tax unrealized depreciation	(576,680,193)

Net tax unrealized appreciation on investments	$90,899,683

F. Distribution of Income and Gains The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income for tax purposes. Distributions from the Fund are recorded on the ex-distribution date.
The tax character of distributions paid during the year ended November 30, 2009 were as follows:

Distributions paid from:
Ordinary income	$97,019,083

As of November 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$9,271,299

23        Invesco Van Kampen Growth and Income Fund

Invesco Van Kampen Growth and Income Fund
Notes to Financial Statements  ■  May 31, 2010 (Unaudited)  continued

Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

G. Credits Earned on Cash Balances During the six months ended May 31, 2010, the Fund’s custody fee was reduced by $87 as a result of credits earned on cash balances.

H. Foreign Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates prevailing when accrued. Realized and unrealized gains and losses on securities resulting from changes in exchange rates are not segregated for financial reporting purposes from amounts arising from changes in the market prices of securities. The unrealized gains and losses on translations of other assets or liabilities denominated in foreign currencies are included in foreign currency translation on the Statement of Operations. Realized gains and losses on foreign currency transactions on the Statement of Operations include the net realized amount from the sale of the foreign currency and the amount realized between trade date and settlement date on security transactions.

2. Investment Advisory Agreement and Other Transactions with Affiliates
Under the terms of the Fund’s Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

Average Daily Net Assets	% Per Annum

First $150 million	0.50%
Next $100 million	0.45%
Next $100 million	0.40%
Over $350 million	0.35%

Pursuant to the transaction described in Note 7, effective June 1, 2010, Invesco Advisers, Inc. replaced Van Kampen Asset Management as the Fund’s adviser and has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit the Fund’s expenses (excluding certain items discussed below) of Class A shares to 0.88%, Class B shares to 1.63%, Class C shares to 1.63%, Class R shares to 1.13% and Class Y shares to 0.63% of average daily net assets, respectively. In determining Invesco Advisers, Inc.’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Fund’s expenses to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
For the six months ended May 31, 2010, the Fund recognized expenses of approximately $42,500 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provide legal services as legal counsel to the Fund.

24        Invesco Van Kampen Growth and Income Fund

Invesco Van Kampen Growth and Income Fund
Notes to Financial Statements  ■  May 31, 2010 (Unaudited)  continued

Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Fund. The costs of these services are allocated to each fund. For the six months ended May 31, 2010, the Fund recognized expenses of approximately $191,400 representing Van Kampen Investments Inc.’s or its affiliates’ (collectively “Van Kampen”) cost of providing accounting services to the Fund, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of “Accounting and Administrative Expenses” on the Statement of Operations.
Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended May 31, 2010, the Fund recognized expenses of approximately $934,200 representing transfer agency fees paid to VKIS and its affiliates. Transfer agency fees are determined through negotiations with the Fund’s Board of Trustees.
Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.
The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund, and to the extent permitted by the 1940 Act, may be invested in the common shares of those funds selected by the trustees. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee’s years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500. Pursuant to the closing of the transaction as described in Note 7, the deferred compensation and retirement plans were terminated and amounts owed to the trustees were distributed.
For the six months ended May 31, 2010, the Fund paid brokerage commissions to Morgan Stanley & Co., Inc., an affiliate of the Adviser, totaling $26,687.
For the six months ended May 31, 2010, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund’s Class A Shares of approximately $312,600 and contingent deferred sales charge (CDSC) on redeemed shares of approximately $154,700. Sales charges do not represent expenses of the Fund.

25        Invesco Van Kampen Growth and Income Fund

Invesco Van Kampen Growth and Income Fund
Notes to Financial Statements  ■  May 31, 2010 (Unaudited)  continued

3. Capital Transactions
For the six months ended May 31, 2010 and the year ended November 30, 2009, transactions were as follows:

	For The Six Months Ended		For The Year Ended
	May 31, 2010		November 30, 2009
	Shares	Value	Shares	Value

Sales:
Class A	28,472,550	$504,746,975	57,927,682	$807,430,785
Class B	698,519	12,292,396	2,148,011	29,667,060
Class C	956,358	16,889,593	2,037,857	28,300,443
Class R	1,497,801	26,782,509	2,343,353	33,092,151
Class Y	19,404,423	341,786,611	27,202,880	396,177,523

Total Sales	51,029,651	$902,498,084	91,659,783	$1,294,667,962

Dividend Reinvestment:
Class A	1,758,945	$30,975,696	4,949,122	$66,221,754
Class B	115,250	2,009,936	411,733	5,438,004
Class C	52,081	914,184	192,064	2,487,495
Class R	34,603	610,806	82,308	1,099,777
Class Y	466,658	8,224,878	956,393	12,847,279

Total Dividend Reinvestment	2,427,537	$42,735,500	6,591,620	$88,094,309

Repurchases:
Class A	(30,941,516)	$(546,323,291)	(119,809,171)	$(1,551,828,446)
Class B	(3,705,486)	(65,022,138)	(10,314,145)	(141,793,426)
Class C	(1,902,587)	(33,376,356)	(5,586,391)	(76,216,147)
Class R	(719,097)	(12,725,058)	(1,842,190)	(26,169,909)
Class Y	(8,507,061)	(150,215,590)	(25,304,022)	(349,669,633)

Total Repurchases	(45,775,747)	$(807,662,433)	(162,855,919)	$(2,145,677,561)

4. Investment Transactions
During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $987,293,339 and $818,219,197, respectively.

5. Distribution and Service Plans
Shares of the Fund are distributed by Van Kampen Funds Inc. (the “Distributor”), an affiliate of the Adviser. The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A Shares, Class B Shares, Class C Shares and Class R Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets. These fees are accrued daily and paid to the Distributor monthly.
All distribution expenses incurred by the Distributor have been reimbursed by the Fund which has resulted in a reduced distribution fee for both Class B and Class C Shares. To the

26        Invesco Van Kampen Growth and Income Fund

Invesco Van Kampen Growth and Income Fund
Notes to Financial Statements  ■  May 31, 2010 (Unaudited)  continued

extent distribution expenses are incurred by the Distributor in the future, these amount may be recovered from subsequent payments under the distribution plan or CDSC.

6. Indemnifications
The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. Subsequent Event
On June 1, 2010, Invesco Ltd., a leading independent global investment management company, completed its purchase of substantially all of the retail asset management business of Morgan Stanley, including the investment adviser, distributor and certain other affiliated service providers to most of the Van Kampen funds (including the Fund) (the “Transaction”). In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved that the Fund be transitioned to the Invesco mutual fund platform by transferring the assets and liabilities of the Fund to a newly formed fund (the “Acquiring Fund”), advised by an affiliate of Invesco, that has substantially the same investment objective, principal investment strategies and risks as the Fund (the “Reorganization”). On May 11, 2010, the Reorganization was approved by the shareholders of the Fund at a special meeting of shareholders. On June 1, 2010, the Reorganization was completed and shareholders of the Fund received shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will dissolve pursuant to a plan of dissolution adopted by the Board. Also as of June 1, 2010, the Audit Committee of the Board of Trustees of the Acquiring Fund appointed, and the Board of Trustees of the Acquiring Fund ratified thereafter and approved, PricewaterhouseCoopers LLP as the independent registered public accounting firm of the Acquiring Fund.

8. Accounting Pronouncements
On January 21, 2010, the FASB issued an Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements, which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009. However, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time, management is evaluating the implications of the amendment to ASC 820 and the impact it will have on financial statement disclosures.

27        Invesco Van Kampen Growth and Income Fund

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charges on redemptions of Class B and Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 12/1/09 - 5/31/10.

Actual Expense

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you

28        Invesco Van Kampen Growth and Income Fund

determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*

	12/1/09	5/31/10	12/1/09-5/31/10

Class A
Actual	$1,000.00	$987.27	$3.62
Hypothetical	1,000.00	1,021.29	3.68
(5% annual return before expenses)

Class B
Actual	1,000.00	986.17	4.41
Hypothetical	1,000.00	1,020.49	4.48
(5% annual return before expenses)

Class C
Actual	1,000.00	983.49	7.32
Hypothetical	1,000.00	1,017.55	7.44
(5% annual return before expenses)

Class R
Actual	1,000.00	985.47	4.85
Hypothetical	1,000.00	1,020.04	4.94
(5% annual return before expenses)

Class Y
Actual	1,000.00	987.94	2.38
Hypothetical	1,000.00	1,022.54	2.42
(5% annual return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.73%, 0.89%, 1.48%, 0.98% and 0.48% for Class A, B, C, R, and Y Shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The expense ratios for Class B and Class C Shares reflect actual 12b-1 fees of less than 1%.

Assumes all dividends and distributions were reinvested.

29        Invesco Van Kampen Growth and Income Fund

Approval of Investment Advisory and Sub-Advisory Agreements with Invesco Advisers, Inc. and its Affiliates
The Board of Trustees (the Board) of AIM Counselor Series Trust (Invesco Counselor Series Trust) (the Company) is required under the Investment Company Act of 1940 to approve the Invesco Van Kampen Growth and Income Fund (the Fund) investment advisory agreements. During meetings held on December 1-2, 2009, the Board as a whole and the disinterested or “independent” Trustees, voting separately approved (i) an amendment to the Company’s investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) to add the Fund and (ii) an amendment to the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the Affiliated Sub-Advisers) to add the Fund. In doing so, the Board determined that the investment advisory agreements are in the best interests of the Fund and its shareholders and that the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the Fund’s investment advisory agreements is fair and reasonable.
The Board’s Fund Evaluation Process
The Fund was formed to acquire the assets and liabilities of a Van Kampen retail fund (the Acquired Fund) with substantially similar investment objectives, strategies and risks. At the time of approval of the investment advisory agreements, the Fund had no assets and no performance history and the portfolio managers were not employed by Invesco Advisers or one of the Affiliated Sub-Advisers.
     In determining to approve the Fund’s investment advisory agreements, the Board considered among other things, the factors discussed below in evaluating the fairness and reasonableness of the Fund’s investment advisory agreements. The discussion below serves as a summary of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreements. The Board considered the information provided to them and did not identify any information that was controlling. One Trustee may have weighed the information provided differently than another Trustee.
Factors and Conclusions and Summary of Evaluation of Investment Advisory Agreements
A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services to be provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement. The Board’s review of the qualifications of Invesco Advisers to provide these services included the Board’s consideration of Invesco Advisers’ portfolio and product review process, various back office support functions provided by Invesco Advisers and its affiliates, and Invesco Adviser’s global trading operations. In determining whether to approve the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers

30 Invesco Van Kampen Growth and Income Fund	continued

and the series portfolios of funds advised by Invesco Advisers (the Invesco Funds), as well as the Board’s knowledge of Invesco Advisers’ operations. The Board concluded that the nature, extent and quality of the advisory services to be provided to the Fund support the Board’s approval of the investment advisory agreements.
     The Board reviewed the services to be provided by the Affiliated Sub-Advisers under the sub-advisory contracts. The Board noted that the Affiliated Sub-Advisers, which have offices and personnel that are located in financial centers around the world, can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts will benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services to be provided by the Affiliated Sub-Advisers are appropriate.
B.	Fund Performance
The Fund will retain the performance track record of the Acquired Fund. The Board considered the performance of the Acquired Fund and the fact that the Fund is to be managed by substantially the same portfolio management team as managed the Acquired Fund. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts, as no Affiliated Sub-Adviser currently manages assets of the Fund.
C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board considered that the contractual advisory fee rate of the Fund is the same as that of the Acquired Fund, that the board of the Acquired Fund had approved such fee, and that Invesco Advisers has contractually agreed to limit expenses of the Fund through June 30, 2012. The Board was provided with a comparison of the contractual advisory fee of the Fund to the uniform fee schedule applicable to other Invesco Funds and with materials prepared by Lipper, Inc. for the board of the Acquired Fund.
     The Board also considered the services to be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts and the services to be provided by Invesco Advisers pursuant to the Fund’s investment advisory agreement, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers, and that Invesco Advisers and the Affiliated Sub-Advisers are affiliates.
     After taking account of the Fund’s contractual advisory fee rate, the contractual sub-advisory fee rate, the expense limits and other relevant factors, the Board concluded that the Fund’s advisory and sub-advisory fees were fair and reasonable.
D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the

31 Invesco Van Kampen Growth and Income Fund	continued

Fund. The Board also considered whether the Fund benefits from such economies of scale through contractual breakpoints in the Fund’s advisory fee schedule. The Board noted that the Fund’s contractual advisory fee schedule provides for breakpoints. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of all of the Invesco Funds and other clients advised by Invesco Advisers.
E.	Profitability and Financial Resources
The Board considered information from the 2009 contract renewal process provided by Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit. The Board concluded that the Fund’s fees were fair and reasonable, and that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund are not anticipated to be excessive in light of the nature, quality and extent of the services provided. The Board considered whether Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the Fund’s investment advisory agreement, and concluded that Invesco Advisers has the financial resources necessary to fulfill these obligations. The Board also considered whether each Affiliated Sub-Adviser is financially sound and has the resources necessary to perform its obligations under its respective sub-advisory contract, and concluded that each Affiliated Sub-Adviser has the financial resources necessary to fulfill these obligations.
F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits to be received by Invesco Advisers and its affiliates resulting from Invesco Advisers’ relationship with the Fund, including the fees to be received by Invesco Advisers and its affiliates for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services to other Invesco Funds and the organizational structure employed by Invesco Advisers and its affiliates to provide these services. The Board also considered that these services will be provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board. The Board concluded that Invesco Advisers and its affiliates were providing these services to Invesco Funds in accordance with the terms of their contracts, and were qualified to provide these services to the Fund.
     The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research and execution services from Invesco Advisers and the Affiliated Sub-Advisers to the funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board concluded that Invesco

32 Invesco Van Kampen Growth and Income Fund	continued

Advisers’ and the Affiliated Sub-Advisers’ soft dollar arrangements are appropriate. The Board also concluded that, based on its review and representations made by the Chief Compliance Officer of Invesco Advisers, these arrangements are consistent with regulatory requirements.
     The Board considered the fact that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers will receive advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through at least June 30, 2011, the advisory fees payable by the Fund in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

33 Invesco Van Kampen Growth and Income Fund	continued

Invesco Van Kampen Growth and Income Fund

A Special Meeting (“Meeting”) of Shareholders of Van Kampen Growth and Income Fund was held on Tuesday, May 11, 2010. The Meeting was held for the following purpose:

1) Approve an Agreement and Plan of Reorganization.

The results of the voting on the above matter were as follows:

		Votes	Votes	Broker
Matter	Votes For	Against	Abstain	Non-Votes

(1) Approve an Agreement and Plan of Reorganization	202,903,505	6,089,362	16,346,187	0

34        Invesco Van Kampen Growth and Income Fund

Invesco Privacy Policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.
Important Notice Regarding Delivery of Security Holder Documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-09913 and 333-36074.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010 and June 30, 2010, is or will be available at invesco.com/proxysearch. In addition, this information is or will be available on the SEC website at sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010 is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     If used after July 20, 2010, this report must be accompanied by a Quarterly Performance Review for the most recent quarter-end.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-GRI-SAR-1 06/10	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a) As of June 25, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 25, 2010, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange

Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Counselor Series Trust (Invesco Counselor Series Trust)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	August 6, 2010
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	August 6, 2010

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	August 6, 2010

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.